Long-term Employee-related Obligations	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
Long-term Employee-related Obligations
NOTE 21—Long-term employee-related obligations:

a.	Long-term employee-related obligations consisted of the following:

	December 31,
	2025	2024
	(U.S. $ in millions)
Accrued severance obligations	$73	$65
Defined benefit plans	50	63

Total (*)	$123	$128

(*)	Teva’s long-term employee-related obligations are presented in the Consolidated Balance Sheet under other taxes and long-term liabilities.
As of December 31, 2025 and 2024, Teva had $112 million and $97 million, respectively, deposited in funds managed by financial institutions and earmarked by management to cover severance pay liability. Such deposits are not considered to be “plan assets” and are therefore included in other non-current
assets.
The Company expects to expense an approximate contribution of $128 million in 2026 to pension funds and insurance companies in connection with its severance and pension pay obligations.
The main terms of the different arrangements with employees are described below.

b.	Terms of arrangements:
Israel
Israeli law generally requires payment of severance pay upon dismissal of an employee or upon termination of employment in certain other circumstances. The Parent Company and its Israeli subsidiaries make ongoing deposits into employee pension plans to fund their severance liabilities. Generally, employees that joined the Company after 2005, have signed an arrangement, pursuant to which such deposits are made in lieu of the

Company’s severance liability. Therefore, no obligation is provided for in the financial statements. Severance pay liabilities with respect to employees who were employed by the Parent Company and its Israeli subsidiaries prior to that date, as well as employees who have special contractual arrangements, are provided for in the financial statements based upon the number of years of service and the latest monthly salary of such employees.
Europe
Many of the employees in the Company’s European subsidiaries are entitled to a retirement grant when they leave the Company. In the consolidated financial statements, the liability of the European subsidiaries is accrued, based on the length of service and remuneration of each employee at the balance sheet date. Other employees in Europe are entitled to a pension according to a defined benefit scheme providing benefits based on final or average pensionable pay or according to a hybrid pension scheme that provides retirement benefits on a defined benefit and a defined contribution basis. Independent certified actuaries value these schemes and determine the rates of contribution payable. Pension costs for the defined benefit section of the scheme are accounted for on the basis of charging the expected cost of providing pensions over the period during which the subsidiaries benefit from the employees’ services. The Company uses December 31 as the measurement date for defined benefit plans.
North America
The Company’s North American subsidiaries mainly provide various defined contribution plans for the benefit of their employees. Under these plans, contributions are based on specified percentages of pay. Additionally, a multi-employer plan is maintained in accordance with various union agreements.
Latin America
The majority of the employees in Latin America are entitled to severance under local law. The severance payments are calculated based on service term and employee remuneration, and accruals are maintained to reflect these amounts. In some Latin American countries, it is Teva’s practice to offer retirement health benefits to qualifying employees. Based on the specific plan requirements, benefits accruals are maintained to reflect the estimated amounts or adjusted if future plans are modified.
The Company expects to pay the following future minimum benefits to its employees: $19 million in 2026; $
14

million in 2027; $
15
 million in
2028
; $
16
 million in
2029
; $
17
 million in
2030
; and $
91
 million in the aggregate between
2031
to
2035
. These amounts do not include amounts that may be paid to employees who cease working with the Company before their normal retirement age.